Allison L. Pristash 60 State Street Mail Stop BO7-19-4 Boston, MA 02109 Tel +1 617 357 1220 allison.pristash@blackrock.com

June 25, 2025

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	iShares Trust (the “Trust”)

Securities Act File No. 333-92935;

Investment Company Act File No. 811-09729

Commission Staff:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, please accept this letter as certification that the Prospectus and Statement of Additional Information for the iShares S&P 500 ex S&P 100 ETF, each dated June 24, 2025, do not differ from those contained in Post-Effective Amendment No. 2,833 to the Trust’s Registration Statement on Form N-1A, filed electronically on June 24, 2025.

Yours truly,

/s/ Allison L. Pristash
Allison L. Pristash
Assistant Secretary